CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 24,535	$ 79,423
Restricted cash		5,100
Short-term and restricted bank deposits	5,210	220
Short-term marketable securities	2,120	669
Short-term financial investments	15,258
Trade receivables (net of allowance for credit losses of $463 and $233 as of December 31, 2022 and 2021, respectively)	56,424	48,956
Other receivables and prepaid expenses	10,006	9,197
Inventories	36,377	23,988
Total current assets	149,930	167,553
LONG-TERM ASSETS:
Long-term and restricted bank deposits		94
Long-term trade receivables	13,099
Long-term marketable securities	75,946	89,307
Long-term financial investments	1,242
Deferred tax assets	9,073	8,905
Operating lease right-of-use assets	13,517	16,457
Severance pay funds	17,933	22,724
Total long-term assets	130,810	137,487
PROPERTY AND EQUIPMENT, NET	3,965	4,394
INTANGIBLE ASSETS, NET	1,566	2,370
GOODWILL	37,560	37,560
Total assets	323,831	349,364
CURRENT LIABILITIES:
Trade payables	11,338	7,863
Other payables and accrued expenses	38,316	38,350
Deferred revenues	36,634	41,591
Short-term operating lease liabilities	8,169	8,139
Total current liabilities	94,457	95,943
LONG-TERM LIABILITIES:
Accrued severance pay	17,755	22,895
Deferred revenues and other liabilities	16,308	13,637
Long-term operating lease liabilities	5,551	11,391
Total long-term liabilities	39,614	47,923
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
Total liabilities	134,071	143,866
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares as of December 31, 2022 and 2021; Issued: 63,998,443 and 63,294,907 shares as of December 31, 2022 and 2021, respectively; Outstanding: 31,688,544 and 32,498,215 shares as of December 31, 2022 and 2021, respectively	109	107
Additional paid-in capital	394,941	378,766
Treasury stock at cost - 32,309,899 and 30,796,692 shares as of December 31, 2022 and 2021, respectively	(217,744)	(179,645)
Accumulated other comprehensive income (loss)	(10,953)	(223)
Retained earnings (accumulated deficit)	23,407	6,493
Total shareholders' equity	189,760	205,498
Total liabilities and shareholders' equity	$ 323,831	$ 349,364